Employee Incentive, Deferred Compensation, And Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Allocation And Classification In Financial Statements [Abstract]
Unvested Stock Award Activity

	Units/Awards	Weighted-average grant date fair value
Unvested December 31, 2016	16,276	$39.40
Granted	1,422	51.24
Vested	(1,875)	33.59
Converted to restricted stock	(3,111)	39.49
Cancelled	(433)	33.93
Unvested December 31, 2017	12,279	$42.17